Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue	$ 2,281,909	$ 2,868,647	$ 2,671,706
Hafnia vessels and TC vessels [Member]
Revenue [Abstract]
Revenue	1,421,831	1,935,596	1,915,472
Revenue from Time Charter [Member]
Revenue [Abstract]
Revenue	169,145	132,505	134,436
Lease Component [Member]
Revenue [Abstract]
Revenue	113,842	92,180	94,078
Non Lease Component [Member]
Revenue [Abstract]
Revenue	55,303	40,325	40,358
Revenue from Voyage Charter [Member]
Revenue [Abstract]
Revenue	1,252,686	1,803,091	1,781,036
External Vessels in Disponent-Owner Pools [Member]
Revenue [Abstract]
Revenue	$ 860,078	$ 933,051	$ 756,234